EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details)			12 Months Ended
	Oct. 20, 2024 shares	Oct. 25, 2023 shares	Jun. 30, 2025 shares R / shares	Jun. 30, 2024 shares R / shares	Jun. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares not vested due to non-performance			0.70	0.50
Ergo Mining Operations Proprietary Limited | Treasury shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares sold or disposed of (in shares)			(936,779)	(806,582)	(2,715,604)
Conditional shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			10,132,081	10,506,564	9,524,238
Conditional shares granted (in shares)	2,816,040	2,860,551
Weighted average price (R per share) | R / shares			22.07	17.07
Conditional shares forfeited (in shares)			(67,931)	(265,061)
Number of share options expired in share-based payment arrangement			(2,185,813)	(806,582)
Conditional shares | October 20, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			0	3,122,592
Conditional shares | October 19, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			4,621,908	4,621,908
Conditional shares | October 25, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			2,694,133	2,762,064
Conditional shares | October 22, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			2,816,040	0